BORROWINGS - Weighted Average Information (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Total	$ 12,913	$ 5,246
Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted average rate (%)	8.70%	4.80%
Weighted average term (years)	5 years 1 month 6 days	4 years 4 months 24 days